FORM N-Q

INVESTMENT COMPANY ACT FILE NUMBER(S):                 811-08492

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:      PRINCIPLED EQUITY
                                                       MARKET FUND

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:                20 WILLIAM STREET
                                                       WELLESLEY, MA 02481


NAME AND ADDRESS OF AGENT FOR SERVICE:                 CHRISTOPHER Y. WILLIAMS
                                                       5072 ANNUNCIATION CIRCLE
                                                       SUITE 317
                                                       AVE MARIA, FL 34142

REGISTRANT'S TELEPHONE NUMBER:                         (239) 304-1679


DATE OF REPORTING PERIOD:                              MARCH 31, 2009

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (Unaudited)


                                                               Value
  Quantity                                                    (Note 1)

         COMMON STOCK - 99.72%

         Advertising Industry -- 0.27%
   2,400 Omnicom Group................................ $        56,160
                                                       ----------------


         Aerospace/Defense Industry - 0.11%
   1,100 Rockwell Automation Inc. ....................          24,024
                                                       ----------------


         Air Delivery & Freight Services Industry --
         1.54%
   6,600 United Parcel Service........................         324,852
                                                       ----------------


         Air Transport Industry -- 0.42%
   1,400 Fedex Corporation............................          62,286
   4,050 Southwest Airlines Company...................          25,637
                                                       ----------------
                                                                87,923
                                                       ----------------

         Auto & Truck Industry -- 0.33%
     900 Cummins Inc..................................          22,905
   1,800 Paccar Incorporated..........................          46,368
                                                       ----------------
                                                                69,273
                                                       ----------------

         Auto Parts (OEM) Industry - 0.18%
     700 Arvinmeritor.................................             553
   2,200 Johnson Controls Inc. .......................          26,400
     600 Superior Industries International............           7,110
   1,300 Synovus Financial Corporation................           4,225
                                                       ----------------
                                                                38,288
                                                       ----------------

         Auto Parts (Replacement) Industry -- 2.39%
  16,850 Genuine Parts Company........................         503,141
                                                       ----------------


         Bank Industry -- 5.25%
   4,400 BB&T Corporation.............................          74,448
  21,575 Bank of America Corporation..................         147,142
   5,930 Bank of New York Mellon Corporation..........         167,522
     900 Capital One Financial........................          11,016
  16,000 Citigroup Incorporated.......................          40,480
  11,200 J.P. Morgan Chase & Co. .....................         297,696
     600 Keycorp......................................           4,722
   1,100 M & T Bank Corp. ............................          49,764
   1,229 PNC Financial Services Group.................          35,997
   1,500 State Street Corp............................          46,170

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (Unaudited)


                                                               Value
  Quantity                                                    (Note 1)

         Bank Industry (Continued)
   1,500 Suntrust Banks...............................          17,610
  14,995 Wells Fargo and Company......................         213,529
                                                       ----------------
                                                             1,106,096
                                                       ----------------

         Bank (Midwest) Industry -- 0.98%
   1,100 Comerica Incorporated........................          20,141
   2,700 Fifth Third Bankcorp.........................           7,884
   1,100 Northern Trust...............................          65,802
   7,728 US Bankcorp..................................         112,906
                                                       ----------------
                                                               206,733
                                                       ----------------

         Bank (Southeast) Industry -- 0.10%
     600 Fiserv Incorporated..........................          21,876
                                                       ----------------


         Beverage (Soft Drink) Industry -- 3.23%
   7,000 Coca Cola Company............................         307,650
   2,000 Coca Cola Enterprises Incorporated...........          26,380
   6,700 Pepsico Incorporated.........................         344,916
                                                       ----------------
                                                               678,946
                                                       ----------------

         Biotechnology Research & Development
         Industry -- 0.50%
   2,000 Biogen Idec Incorporated.....................         104,840
                                                       ----------------


         Business Services (Other) Industry -- 0.33%
   1,300 Convergys Corporation........................          10,504
     300 MasterCard Corporation.......................          50,244
     629 Total System Services Incorporated...........           8,686
                                                       ----------------
                                                                69,434
                                                       ----------------

         Chemical (Specialty) Industry -- 0.83%
   2,600 Praxair Incorporated.........................         174,954
                                                       ----------------


         Communication Services (Diversified)
         Industry -- 0.35%
   1,600 American Tower Corporation...................          48,688
     638 Embarq Corporation...........................          24,148
                                                       ----------------
                                                                72,836
                                                       ----------------

         Communication Equipment Industry -- 0.30%
   2,800 DirecTV Group Incorporated...................          63,812
                                                       ----------------


         Communication (Other) Industry -- 0.16%
   2,200 Juniper Networks.............................          33,110
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (Unaudited)


                                                               Value
  Quantity                                                    (Note 1)

         Computer & Peripherals Industry -- 6.14%
   3,100 Apple Incorporated...........................         325,872
  10,500 Dell Inc. ...................................          99,540
   7,400 EMC Corporation..............................          84,360
  10,100 Hewlett Packard Company......................         323,806
   1,800 Ingram Micro Inc. ...........................          22,752
   4,300 International Business Machines Corp.........         416,627
   2,800 Sun Microsystems Incorporated................          20,496
                                                       ----------------
                                                             1,293,453
                                                       ----------------

         Computer Software & Services Industry --
         6.04%
   1,600 Adobe Sys Incorporated.......................          34,224
   2,600 Automatic Data Processing Incorporated.......          91,416
   2,550 CA Incorporated..............................          44,906
     400 Citrix Systems Incorporated..................           9,056
   3,000 Compuware Corporation........................          19,770
  29,800 Microsoft Corporation........................         547,426
   2,700 Nvidia Corp..................................          26,622
  27,529 Oracle Corporation...........................         497,449
                                                       ----------------
                                                             1,270,869
                                                       ----------------

         Consumer & Business Services Industry --
         0.18%
   1,500 Paychex Incorporated.........................          38,505
                                                       ----------------


         Credit Services Industry -- 0.09%
   3,020 Discover Financial Services..................          19,056
                                                       ----------------


         Diversified Company Industry -- 0.29%
   1,700 Thermo Fisher Scientific Inc. ...............          60,639
                                                       ----------------


         Drug Industry -- 3.57%
   2,300 Allergan Incorporated........................         109,848
   3,200 Amerisourcebergen Corp.......................         104,512
   4,600 Amgen Incorporated...........................         227,792
   3,000 Genzyme Corporation - General Division.......         178,170
   3,198 Medco Health Solutions, Inc. ................         132,205
                                                       ----------------
                                                               752,527
                                                       ----------------

         Drugstore Industry -- 1.27%
  10,300 Walgreen Company.............................         267,388
                                                       ----------------


         Electrical Equipment Industry -- 1.05%
   3,600 Emerson Electric Company.....................         102,888
   1,600 Grainger, WW Incorporated....................         112,288
     600 Qlogic Corp..................................           6,672
                                                       ----------------
                                                               221,848
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (Unaudited)


                                                               Value
  Quantity                                                    (Note 1)

         Electronics Industry -- 0.11%
     900 Thomas and Betts Corporation.................          22,518
                                                       ----------------


         Environmental Industry -- 0.90%
   5,500 AutoNation Incorporated......................          76,340
   1,000 Flowserve Corporation........................          56,120
   3,300 Republic Services Group......................          56,595
                                                       ----------------
                                                               189,055
                                                       ----------------

         Financial Services Industry -- 2.75%
   5,900 American Express Company.....................          80,417
   1,560 Ameriprise Financial Inc. ...................          31,964
     650 Broadridge Financial Solutions...............          12,097
   1,700 Deluxe Corporation...........................          16,371
   2,000 Franklin Resources Incorporated..............         107,740
   1,100 H&R Block Incorporated.......................          20,009
     900 Janus Capital Group Incorporated.............           5,985
   4,340 Morgan Stanley...............................          98,822
     800 Price T Rowe Group Inc.......................          23,088
   2,100 Prudential Financial.........................          39,942
   9,250 Schwab (Chas) Corporation....................         143,375
                                                       ----------------
                                                               579,810
                                                       ----------------

         Food Processing Industry -- 3.18%
   1,100 Campbell Soup Company........................          30,096
   4,400 General Mills Incorporated...................         219,472
   8,800 Hershey Co./ The.............................         305,800
   3,100 Kellogg Company..............................         113,553
                                                       ----------------
                                                               668,921
                                                       ----------------

         Food Wholesalers Industry -- 1.31%
     300 Supervalu Incorporated.......................           4,284
  11,900 Sysco Corporation............................         271,320
                                                       ----------------
                                                               275,604
                                                       ----------------

         Furniture/Home Furnishings Industry -- 0.09%
   1,400 Leggett & Platt..............................          18,186
                                                       ----------------


         Grocery Industry -- 0.17%
   1,800 Safeway Incorporated.........................          36,342
                                                       ----------------


         Healthcare Info Systems Industry -- 0.60%
   3,600 McKesson Corporation.........................         126,144
                                                       ----------------


         Heavy Construction Industry -- 0.06%
   3,200 Global Industries Ltd. ......................          12,288
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (Unaudited)


                                                               Value
  Quantity                                                    (Note 1)

         Homebuilding Industry -- 0.06%
   1,200 D.R. Horton Incorporated.....................          11,640
                                                       ----------------


         Household Products Industry -- 2.90%
   1,982 Newell Rubbermaid Incorporated...............          12,645
  12,700 Procter & Gamble Company.....................         598,043
                                                       ----------------
                                                               610,688
                                                       ----------------

         Independent Oil & Gas Industry -- 1.93%
   2,600 Chesapeake Energy............................          44,356
   2,000 EOG Resources................................         109,520
   2,900 Newfield Exploration Company.................          65,830
   1,300 Noble Energy Incorporated....................          70,044
   1,423 Plains Exploration & Production Co. .........          24,518
   3,000 XTO Energy Incorporated......................          91,860
                                                       ----------------
                                                               406,128
                                                       ----------------

         Industrial Materials Industry -- 0.14%
   1,200 Peabody Energy Corporation...................          30,048
                                                       ----------------


         Industrial Services Industry -- 0.18%
   3,800 Nabors Industries Ltd........................          37,962
                                                       ----------------


         Insurance (Diversified) Industry -- 1.30%
   2,008 Lincoln National Corporation.................          13,434
   8,000 Lowe's Companies Incorporated................         146,000
     600 MBIA Inc ....................................           2,748
   1,500 MGIC Investment Corporation..................           2,130
   2,400 Marsh and Mclennan Companies.................          48,600
   4,800 Unum Group...................................          60,000
                                                       ----------------
                                                               272,912
                                                       ----------------

         Insurance (Life) Industry -- 0.45%
   2,000 AFLAC Incorporated...........................          38,720
   2,500 MetLife Incorporated.........................          56,925
                                                       ----------------
                                                                95,645
                                                       ----------------

         Insurance (Property/Casualty) Industry --
         2.36%
   4,400 Allstate Corporation.........................          84,260
   1,100 American National Insurance..................          57,651
   1,800 Chubb Corporation............................          76,176
     661 Cincinnati Financial.........................          15,117
   1,400 Hartford Financial Services Group............          10,990
   6,000 Progressive Corporation......................          80,640
   4,213 Travelers Companies, Inc. / The .............         171,216
                                                       ----------------
                                                               496,050
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (Unaudited)


                                                               Value
  Quantity                                                    (Note 1)

         Internet Auction Industry -- 0.20%
   3,400 EBay Incorporated............................          42,704
                                                       ----------------


         Internet Software & Services Industry --
         0.29%
   4,149 Symantec Corporation.........................          61,986
                                                       ----------------


         Investment Co. (Domestic) Industry -- 0.77%
   5,100 NStar........................................         162,588
                                                       ----------------


         Investments (Diversified)Industry -- 0.23%
     200 CME Group Incorporated.......................          49,278
                                                       ----------------


         Machinery Industry -- 0.23%
     200 Snap On Incorporated.........................           5,020
   1,500 Stanley Works................................          43,680
                                                       ----------------
                                                                48,700
                                                       ----------------

         Machinery (Construction & Mining) Industry
         -- 0.58%
   3,700 Deere and Company............................         121,619
                                                       ----------------


         Management Services Industry -- 0.54%
   2,400 Express Scripts Incorporated.................         110,808
     338 Gartner Incorporated.........................           3,721
                                                       ----------------
                                                               114,529
                                                       ----------------

         Manufacturing (Communication/Industrial
         Products) Industry -- 0.01%
     587 JDS Uniphase.................................           1,908
                                                       ----------------


         Manufacturing (General) Industry -- 0.92%
   2,800 3M Company...................................         139,216
   1,800 Diebold, Inc.................................          38,430
     900 Lexmark International........................          15,183
                                                       ----------------
                                                               192,829
                                                       ----------------

         Manufacturing - Electronics (General)
         Industry -- 0.20%
   3,125 Molex Incorporated...........................          42,937
                                                       ----------------


         Medical (Clinical Supplies & Services)
         Industry -- 0.63%
   2,800 Quest Diagnostics Incorporated...............         132,944
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (Unaudited)


                                                               Value
  Quantity                                                    (Note 1)

         Medical Services Industry -- 0.15%
   2,600 IMS Health...................................          32,422
                                                       ----------------


         Medical Supplies Industry -- 4.15%
  11,800 Abbott Laboratories..........................         562,860
   2,100 Cardinal Health Incorporated.................          66,108
   2,100 Hill Rom Holdings Incorporated...............          20,769
   7,600 Medtronic Incorporated.......................         223,972
                                                       ----------------
                                                               873,709
                                                       ----------------

         Metal Fabricating Industry -- 1.38%
   9,400 Illinois Tool Works Incorporated.............         289,990
                                                       ----------------


         Natural Gas (Distribution) Industry -- 0.89%
   2,200 Pioneer Natural..............................          36,234
   4,600 WGL Holdings.................................         150,880
                                                       ----------------
                                                               187,114
                                                       ----------------

         Natural Gas (Diversified) Industry -- 0.56%
   2,500 Southwestern Energy Company..................          74,225
   3,900 Williams Companies Incorporated..............          44,382
                                                       ----------------
                                                               118,607
                                                       ----------------

         Newspaper Industry -- 0.03%
   2,500 Gannett Incorporated.........................           5,500
                                                       ----------------


         Office Equipment & Supplies Industry -- 0.73%
   1,000 Office Depot Incorporated....................           1,310
   5,000 Pitney Bowes Incorporated....................         116,750
   1,950 Staples Incorporated.........................          35,315
                                                       ----------------
                                                               153,375
                                                       ----------------

         Oil Exploration Industry -- 0.14%
   1,612 Cimarex Energy Co. ..........................          29,629
                                                       ----------------


         Oil and Gas Refining & Marketing Industry --
         0.36%
   1,400 Hess Corporation.............................          75,880
                                                       ----------------


         Oil & Gas Equipment & Services Industry --
         0.79%
   2,200 Cameron International Corporation............          48,246
   1,200 Range Resources Corporation..................          49,392
   4,800 Spectra Energy...............................          67,872
                                                       ----------------
                                                               165,510
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (Unaudited)


                                                               Value
  Quantity                                                    (Note 1)

         Oilfield Services/Equipment Industry -- 1.16%
   1,500 Ensco International Incorporated.............          39,600
   6,200 Halliburton Company..........................          95,914
   1,690 National Oilwell Varco Incorporated..........          48,520
   2,400 Rowan Companies Incorporated.................          28,728
   1,500 Smith International Incorporated.............          32,220
                                                       ----------------
                                                               244,982
                                                       ----------------

         Packaging & Container Industry -- 1.45%
   6,200 Aptargroup Inc. .............................         193,068
   1,800 Bemis Company Incorporated...................          37,746
   5,400 Sealed Air Corporation.......................          74,520
                                                       ----------------
                                                               305,334
                                                       ----------------

         Paper & Forest Products Industry -- 0.24%
      48 Kadant Incorporated..........................             553
   1,700 Plum Creek Timber Company....................          49,419
                                                       ----------------
                                                                49,972
                                                       ----------------

         Personal Services Industry -- 0.22%
   3,685 Western Union Company........................          46,320
                                                       ----------------


         Petroleum (Integrated) Industry -- 2.64%
   6,616 Devon Energy Corporation.....................         295,669
   3,700 Marathon Oil Company.........................          97,273
   2,400 Murphy Oil Corporation.......................         107,448
   2,100 Sunoco Incorporated..........................          55,608
                                                       ----------------
                                                               555,998
                                                       ----------------

         Petroleum (Producing) Industry -- 0.61%
   2,000 Apache Corporation...........................         128,180
                                                       ----------------


         Pharmaceutical Research and Development
         Industry -- 1.06%
   4,800 Gilead Sciences Inc. ........................         222,336
                                                       ----------------


         Publishing Industry -- 0.22%
   2,000 Mcgraw Hill Company Incorporated.............          45,740
                                                       ----------------


         Railroad Industry -- 1.65%
   4,600 CSX Corporation..............................         118,910
   4,200 Norfolk Southern Corporation.................         141,750
   2,100 Union Pacific Corporation....................          86,331
                                                       ----------------
                                                               346,991
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (Unaudited)


                                                               Value
  Quantity                                                    (Note 1)

         Real Estate Investment Trust Industry --
         0.13%
     818 Simon Property Group Inc. ...................          28,336
                                                       ----------------


         Real Estate (Other) Industry -- 0.15%
   2,100 AMB Property.................................          30,240
                                                       ----------------


         Recreation Industry -- 0.00%
   2,000 Six Flags Inc................................             540
                                                       ----------------


         Rental & Leasing Industry --0.02%
   1,200 United Rentals...............................           5,052
                                                       ----------------


         Restaurant Industry -- 0.97%
     700 Darden Restaurants Incorporated..............          23,982
   3,300 McDonalds Corporation........................         180,081
                                                       ----------------
                                                               204,063
                                                       ----------------

         Retail Building Supply Industry -- 1.39%
  12,400 Home Depot Incorporated......................         292,144
                                                       ----------------


         Retail (Online) Industry -- 0.31%
     900 Amazon Incorporated..........................          66,096
                                                       ----------------


         Retail (Special Lines) Industry -- 0.11%
         Tiffany &
   1,100 Co.................................                    23,716
                                                       ----------------


         Retail Store Industry -- 1.53%
   2,100 American Eagle Outfitters, Incorporated......          25,704
     800 BJ's Wholesale Club Incorporated.............          25,592
   4,300 Borders Group, Incorporated..................           2,709
   5,000 CVS/Caremark Corporation.....................         137,450
   1,200 Costco Wholesale Corporation.................          55,584
     100 Foot Locker Inc. ............................           1,048
   8,400 Macy's Group Incorporated....................          74,760
                                                       ----------------
                                                               322,847
                                                       ----------------

         Retail (Televisions, Radios, and
         Electronics) Industry -- 0.28%
   1,575 Best Buy.....................................          59,787
                                                       ----------------


         Securities Brokerage Industry -- 0.72%
   1,400 Goldman Sachs Group..........................         148,428
      87 Piper Jaffray Companies......................           2,244
                                                       ----------------
                                                               150,672
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (Unaudited)


                                                               Value
  Quantity                                                    (Note 1)

         Semiconductor Industry -- 2.80%
   1,800 Altera Corporation...........................          31,590
   2,200 Analog Devices Incorporated..................          42,394
   1,800 Broadcom Corporation Class A.................          35,964
  21,500 Intel Corporation............................         323,145
   1,800 LSI Corporation..............................           5,472
   2,200 Micron Technology Incorporated...............           8,932
   8,300 Motorola Incorporated........................          35,109
   4,800 Texas Instruments............................          79,248
   1,500 Xilinx Incorporated..........................          28,740
                                                       ----------------
                                                               590,594
                                                       ----------------

         Semiconductor Capital Equipment Industry --
         0.43%
   5,900 Applied Materials Incorporated...............          63,425
   1,000 KLA-Tencor Corporation.......................          20,000
     400 Novellus Systems Incorporated................           6,652
                                                       ----------------
                                                                90,077
                                                       ----------------

         Shipping Services Industry -- 0.22%
     800 Seacor Holdings Inc. ........................          46,648
                                                       ----------------


         Shoe Industry -- 0.27%
   1,200 Nike Incorporated............................          56,268
                                                       ----------------


         Steel (General) Industry -- 0.25%
   1,300 Nucor Corporation............................          49,621
     400 Steel Dynamics Inc. .........................           3,524
                                                       ----------------
                                                                53,145
                                                       ----------------

         Technology (Information) Services Industry
         -- 1.16%
     700 Google Inc CL A..............................         243,642
                                                       ----------------


         Telecommunication Equipment Industry -- 2.0%
  24,700 Cisco Systems Incorporated...................         414,219
   1,400 Tellabs Incorporated.........................           6,412
                                                       ----------------
                                                               420,631
                                                       ----------------

         Telecommunication Services Industry -- 6.36%
  28,290 A T & T Corporation..........................         712,908
   9,050 Comcast Corp. Class A........................         123,442
   5,600 Qualcomm Incorporated                                 217,896
   9,400 Verizon Communications.......................         283,880
                                                       ----------------
                                                             1,338,126
                                                       ----------------

                         PRINCIPLED EQUITY MARKET FUND


                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2009
                                   (Unaudited)


                                                               Value
  Quantity                                                    (Note 1)

         Thrift Industry -- 0.03%
   2,900 Federal Home Loan Mortgage Association.......           2,204
   5,500 Federal National Mortgage Association........           3,850
                                                       ----------------
                                                                 6,054
                                                       ----------------

         Toiletries/Cosmetics Industry -- 0.57%
   6,200 Avon Products Incorporated...................         119,226
                                                       ----------------


         Transportation Industry -- 0.20%
   3,100 Harley-Davidson Inc..........................          41,509
                                                       ----------------


         Utilities (Natural Gas) Industry -- 0.65%
   5,900 Atmos Energy Corporation.....................         136,408
                                                       ----------------


         Utility (Diversified) Industry -- 0.84%
   4,300 UGI Corporation..............................         101,523
   3,600 Vectren Corporation..........................          75,924
                                                       ----------------
                                                               177,447
                                                       ----------------

         Water Utility Industry -- 0.91%
  10,000 American Water Works Co. ....................         192,400
                                                       ----------------


         COMMON STOCK TOTAL...........................      20,995,803
                                                       ----------------



         CASH, RECEIVABLES & LIABILITIES 0.28%
         Cash & Other Assets Less Liabilities.........          59,681
                                                       ----------------



         TOTAL PORTFOLIO.............................. $    21,055,484
                                                       ================

CONTROLS AND PROCEDURES

The Registrant's principal executive officers concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) that are in place are effective to ensure that the information required in filings by the Registrant on Form N-Q is recorded, processed, summarized, and reported on a timely basis. The Registrant's principal executive officers concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.